Securitizations And Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2012
Securitizations And Variable Interest Entities [Abstract]
Fair Value Of Retained Interests
	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥163	¥—	¥163	¥161	¥2
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥163	¥2	¥165	¥163	¥2

Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value
	Billions of yen, except percentages
	Material retained interests held(1) as of March 31
	2011	2012
Fair value of retained interests(1)	¥192	¥157
Weighted-average life (Years)	6.3	7.0
Constant prepayment rate	7.1%	8.1%
Impact of 10% adverse change	(0.5)	(1.3)
Impact of 20% adverse change	(1.0)	(2.4)
Discount rate	4.7%	3.3%
Impact of 10% adverse change	(4.3)	(3.7)
Impact of 20% adverse change	(7.4)	(7.1)

(1)	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥157 billion out of ¥165 billion as of March 31, 2012. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type And Carrying Value Of Financial Assets

	Billions of yen
	March 31
	2011	2012
Assets
Trading assets
Equities	¥89	¥116
Debt securities	110	84
Mortgage, mortgage-backed securities	35	27
Long-term loans receivable	22	21

Total	¥256	¥248

Liabilities
Long-term borrowings	¥230	¥223

Classification Of The Consolidated VIEs' Assets And Liabilities

	Billions of yen
	March 31
	2011	2012
Consolidated VIE assets
Cash and cash equivalents	¥92	¥52
Trading assets
Equities	785	730
Debt securities	239	180
Mortgage and mortgage-backed securities	67	84
Investment trust funds and other	8	0
Derivatives	10	4
Private equity investments	1	1
Securities purchased under agreements to resell	6	7
Office buildings, land, equipment and facilities(1)	42	140	(3)
Other(2)	84	408	(3)

Total	¥1,334	¥1,606

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥4
Derivatives	32	38
Securities sold under agreements to repurchase	2	0
Borrowings
Short-term borrowings	2	—
Long-term borrowings	1,030	992
Other	5	35

Total	¥1,077	¥1,069

(1)	Includes aircraft of ¥30 billion and ¥14 billion as of March 31, 2011 and 2012, respectively, held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are used in connection with Nomura’s aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion and ¥17 billion as of March 31, 2011 and 2012, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 22 “Commitments, contingencies and guarantees” for further information.
(3)	Includes real estate and real estate for sale held by SPEs consolidated by a new subsidiary acquired during the year ended March 31, 2012.

Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term loans	3	—	3
Long-term loans	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	March 31, 2012
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥58	¥—	¥58
Debt securities	133	—	133
Mortgage and mortgage-backed securities	2,137	—	2,137
Investment trust funds and other	96	—	96
Derivatives	0	9	27
Private equity investments	25	—	25
Loans
Short-term loans	2	—	2
Long-term loans	29	—	29
Other	5	—	5
Commitments to extend credit and other guarantees	—	—	19

Total	¥2,485	¥9	¥2,531